Convertible Term Loan (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Future Principal Payments on Convertible Term Loan
The following table summarizes the Company’s future principal debt payments on the Convertible Term Loan as of December 31, 2019 (in thousands):

December 31, 2019
2020	$—
2021	2,500
2022	10,000
2023	7,500

Total principal payments	$20,000
Less: unamortized debt discount	(930)

Term loan, long-term	$19,070